OTHER ASSETS - Components of Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Assets [Abstract]
Remediation trust funds - current	$ 24.0	$ 24.0
Remediation trust funds - non-current	74.0	87.6
Prepaid tax assessment	12.2	12.2
Prepaids and deposits	4.1	8.2
Inventory	5.7	4.6
Other assets	120.0	136.6
Current portion of other assets	33.8	36.8
Non-current portion of other assets	$ 86.2	$ 99.8